Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share) | (per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	1,200,000,000	200,000,000
Ordinary shares, shares issued	26,986,203	24,393,218
Ordinary shares, shares outstanding	26,986,203	24,393,218